Note 14 - Financial Instruments - Denominated Monetary Assets and Liabilities (Details) - Currency risk [member] - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Financial liabilities at amortised cost, category [member] | Trade and other payables [member]
Statement Line Items [Line Items]
Financial liabilities	$ 61,885	$ 189,586
Financial liabilities at amortised cost, category [member] | Accrued liabilities [member]
Statement Line Items [Line Items]
Financial liabilities		23,882
Financial assets at fair value through profit or loss, category [member] | Cash and cash equivalents [member]
Statement Line Items [Line Items]
Financial assets	61,075	14,741
Loans and receivables, category [member] | Trade receivables [member]
Statement Line Items [Line Items]
Financial assets	$ 613,127	$ 660,704